Debt - Interest rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Effective interest rate, excluding commitment fees	5.50%	7.50%	7.80%
Effective interest rate, excluding commitment fees	5.50%	7.50%	5.80%
Minimum
Debt Instrument [Line Items]
Interest rates (SOFR)	3.70%	4.70%	4.50%
Maximum
Debt Instrument [Line Items]
Interest rates (SOFR)	4.60%	5.40%	5.40%